Schedule of Loans Payable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loans payable	$ 73,000	$ 33,000	$ 40,000
Less current portion	(13,000)	(8,000)	(7,000)
Noncurrent portion	$ 60,000	$ 25,000	$ 33,000